Consolidated Balance Sheets	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current Assets
Cash and cash equivalents (Note 3 at VIE)	$ 15,418,825	$ 12,440,457
Restricted cash (Note 3 at VIE)	2,830	205,520
Accounts receivable, net (Note 3 at VIE)	43,407,119	39,352,408
Inventories, net (Note 3 at VIE)	1,898,128	595,627
Advances to suppliers, net (Note 3 at VIE)	3,328,762	13,079,889
Advances to suppliers - related party	1,415,000	0
Prepaid taxes (Note 3 at VIE)	2,249,606	2,396,349
Prepaid expenses and other receivables, net (Note 3 at VIE)	81,801	91,377
Total Current Assets	67,802,071	68,161,627
Property, plant and equipment, net (Note 3 at VIE)	2,419,897	2,700,034
Other Assets
Manufacturing rebate receivable (Note 3 at VIE)	7,632,838	7,746,116
Intangible assets, net (Note 3 at VIE)	12,553,791	12,959,017
Long-term Investment	23,534,705	23,883,983
Total Other Assets (Note 3 at VIE)	43,721,334	44,589,116
Total Assets	113,943,302	115,450,777
Current Liabilities
Short-term bank loans	6,619,370	6,861,208
Bank acceptance notes payable (Note 3 at VIE)	1,417,830	205,520
Accounts payable (Note 3 at VIE)	2,653,740	1,650,851
Due to related parties (Note 3 at VIE)	1,055,926	1,626,120
Customer deposits (Note 3 at VIE)	3,959,521	6,955,142
Taxes payable (Note 3 at VIE)	396,930	102,704
Due to third parties	283,000	287,200
Accrued liabilities and other payables (Note 3 at VIE)	1,655,377	1,444,896
Total Current Liabilities	18,041,694	19,133,641
Deferred tax liability (Note 3 at VIE)	1,758,774	1,784,875
Total Liabilities	19,800,468	20,918,516
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized,28,853,242 shares issued and outstanding	28,889	28,853
Additional paid-in capital	39,343,954	39,310,178
Statutory reserves	6,379,276	6,379,276
Retained earnings	53,283,096	52,058,681
Accumulated other comprehensive loss	(8,986,623)	(7,590,943)
Total Stockholders' Equity attributable to the Company	90,048,592	90,186,045
Noncontrolling interest	4,094,242	4,346,216
Total Stockholders' Equity	94,142,834	94,532,261
Total Liabilities and Stockholders' Equity	$ 113,943,302	$ 115,450,777